RIGHT OF USE AND LEASE LIABILITIES - Schedule of Quantitative Information About Right-of-Use Assets (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		R$ 3,402,047		R$ 2,619,861
Subsidiary Acquisition				564,670
Additions		(150,912)		(413,408)
Write-offs		(270,338)		(25,880)
Impairment losses	[1]	(4,690)		(148,050)
Transfers	[2]	4,182		(2,962)
Exchange rate variation		115,680		807,816
Right of use, Ending		R$ 3,095,969		3,402,047
Annual pre-tax discount rate		6.59%
Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		R$ 5,199,039		3,193,959
Subsidiary Acquisition				564,670
Additions		847,098		610,551
Write-offs		(980,236)		(42,047)
Impairment losses	[1]	(4,690)		(148,050)
Transfers	[2]	7,251		(2,962)
Exchange rate variation		126,698		1,022,918
Right of use, Ending		5,195,160		5,199,039
Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		(1,796,992)		(574,098)
Subsidiary Acquisition
Additions		(998,009)		(1,023,959)
Write-offs		709,897		16,167
Impairment losses	[1]
Transfers	[2]	(3,069)
Exchange rate variation		(11,018)		(215,102)
Right of use, Ending		R$ (2,099,191)		R$ (1,796,992)
Vehicles [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	[3]	3 years		3 years
Right of use, Beginning		R$ 157,867		R$ 40,018
Subsidiary Acquisition				42,467
Additions		32,288		61,878
Write-offs		(23,519)		(441)
Impairment losses	[1]
Transfers	[2]
Exchange rate variation		1,426		13,945
Right of use, Ending		168,062		157,867
Vehicles [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		(63,422)		(8,109)
Subsidiary Acquisition
Additions		(50,181)		(54,558)
Write-offs		20,808		192
Impairment losses	[1]
Transfers	[2]
Exchange rate variation		1,286		(947)
Right of use, Ending		(91,509)		(63,422)
Machinery and equipment [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		53,048		15,578
Subsidiary Acquisition				14,034
Additions		4,278		11,265
Write-offs		(24,140)
Impairment losses	[1]
Transfers	[2]
Exchange rate variation		443		12,171
Right of use, Ending		R$ 33,629		R$ 53,048
Machinery and equipment [member] | Cost Value [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	[3]	3 years		3 years
Machinery and equipment [member] | Cost Value [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	[3]	10 years		10 years
Machinery and equipment [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		R$ (21,045)		R$ (4,317)
Subsidiary Acquisition
Additions		(10,772)		(14,899)
Write-offs		15,067
Impairment losses	[1]
Transfers	[2]
Exchange rate variation		(383)		(1,829)
Right of use, Ending		(17,133)		(21,045)
Buildings [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		1,616,833		784,900
Subsidiary Acquisition				489,740
Additions		300,181		146,695
Write-offs		(436,405)		(16,094)
Impairment losses	[1]	(4,690)
Transfers	[2]	3,363
Exchange rate variation		63,736		211,592
Right of use, Ending		R$ 1,543,018		R$ 1,616,833
Buildings [member] | Cost Value [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	[3]	3 years		3 years
Buildings [member] | Cost Value [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	[3]	10 years		10 years
Buildings [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		R$ (399,765)		R$ (97,190)
Subsidiary Acquisition
Additions		(268,902)		(291,431)
Write-offs		182,535		12,448
Impairment losses			[1]
Transfers	[2]	(3,069)
Exchange rate variation		(17,844)		(23,592)
Right of use, Ending		R$ (507,045)		R$ (399,765)
IT equipment [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	[3]	10 years		10 years
Right of use, Beginning		R$ 30,000		R$ 283
Subsidiary Acquisition				18,429
Additions		4,224		6,211
Write-offs		(3,904)		(323)
Impairment losses	[1]
Transfers	[2]
Exchange rate variation		1,483		5,400
Right of use, Ending		31,803		30,000
IT equipment [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		(19,161)		(214)
Subsidiary Acquisition
Additions		(8,364)		(18,694)
Write-offs		3,904
Impairment losses	[1]
Transfers	[2]
Exchange rate variation		(789)		(253)
Right of use, Ending		(24,410)		(19,161)
Retail stores [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		3,338,104		2,350,377
Subsidiary Acquisition
Additions		505,871		384,502
Write-offs		(489,808)		(25,189)
Impairment losses	[1]			(148,050)
Transfers	[2]	3,888		(2,962)
Exchange rate variation		59,540		779,426
Right of use, Ending		R$ 3,417,595		R$ 3,338,104
Retail stores [member] | Cost Value [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	[3]	3 years		3 years
Retail stores [member] | Cost Value [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	[3]	10 years		10 years
Retail stores [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		R$ (1,291,346)		R$ (463,332)
Subsidiary Acquisition
Additions		(659,109)		(643,441)
Write-offs		485,123		3,527
Impairment losses	[1]
Transfers	[2]
Exchange rate variation		6,820		(188,100)
Right of use, Ending		R$ (1,458,512)		R$ (1,291,346)
Tools and accessories [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	[3]	3 years		3 years
Right of use, Beginning		R$ 3,187		R$ 2,803
Subsidiary Acquisition
Additions		256
Write-offs		(2,460)
Impairment losses	[1]
Transfers	[2]
Exchange rate variation		70		384
Right of use, Ending		1,053		3,187
Tools and accessories [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		(2,253)		(936)
Subsidiary Acquisition
Additions		(681)		(936)
Write-offs		2,460
Impairment losses	[1]
Transfers	[2]
Exchange rate variation		(108)		(381)
Right of use, Ending		R$ (582)		R$ (2,253)

[1]	On December 31, 2021, an impairment of R$4,690 was recorded referring to the impairment loss of some stores of the Natura and The Body Shop. On December 31, 2020, an impairment of R$148,050 was recorded; out of this amount R$140,050 was related to the legacy stores of subsidiary The Body Shop, which were previously included in the store closure plan, which were subsequently impacted by the effects of pandemic, predominantly in the United States. In the current estimate of the value in use, an annual pre-tax discount rate of 6.59% was used.
[2]	Refers to key money related to store rentals. This amount is transferred from “right of use” to "intangible assets” when a new commercial agreement with the lessor is not yet signed.
[3]	The useful lives applied refer to the term of the contracts in which the Company is sure that it will use the assets underlying the lease contracts according to the contractual terms.